Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
MSCI World Index Net
Account Value [Line Items]
Account Value	$ 25,812	$ 25,853	$ 24,306	$ 23,683	$ 21,751	$ 19,522	$ 20,222	$ 18,930	$ 17,571	$ 16,008	$ 17,064	$ 20,359	$ 21,465	$ 19,919	$ 19,920	$ 18,488	$ 17,621	$ 15,462	$ 14,326	$ 12,003	$ 15,203	$ 14,005	$ 13,930	$ 13,394	$ 11,908	$ 13,753	$ 13,101	$ 12,878	$ 13,045	$ 12,364	$ 11,793	$ 11,337	$ 10,657	$ 10,463	$ 9,978	$ 9,878	$ 9,913		$ 9,396	$ 10,263	$ 10,231	$ 10,000
MSCI World Index Net
Account Value [Line Items]
Account Value	1,308,567	1,310,633	1,232,206	1,200,611	1,102,686	989,706	1,025,196	959,657	890,792	811,541	865,068	1,032,135	1,088,211	1,009,792	1,009,862	937,280	893,314	783,873	726,288	608,491	770,746	709,984	706,208	679,042	603,702	697,242	664,162	652,839	661,312	626,804	597,874	574,734	540,286	530,446	505,834	500,785	502,542	$ 500,000
MSCI World Select Natural Resources Index Net
Account Value [Line Items]
Account Value	16,401	17,415	16,972	17,366	16,173	15,752	14,976	14,932	14,919	12,702	13,136	14,683	12,332	11,672	11,750	10,888	9,382	7,642	7,935	6,478	10,694	9,941	10,435	10,437	9,159	11,540	11,491	10,615	11,180	10,490	9,696	9,963	9,984	9,470	8,975	8,330	7,947		$ 7,936	$ 9,739	$ 9,842	$ 10,000
MSCI World Select Natural Resources Index Net
Account Value [Line Items]
Account Value	$ 1,048,847	$ 1,113,697	$ 1,085,378	$ 1,110,578	$ 1,034,278	$ 1,007,379	$ 957,712	$ 954,946	$ 954,064	$ 812,280	$ 840,067	$ 939,007	$ 788,657	$ 746,435	$ 751,445	$ 696,272	$ 600,007	$ 488,692	$ 507,465	$ 414,250	$ 683,863	$ 635,728	$ 667,335	$ 667,436	$ 585,748	$ 737,971	$ 734,882	$ 678,823	$ 714,990	$ 670,879	$ 620,078	$ 637,130	$ 638,461	$ 605,639	$ 573,989	$ 532,722	$ 508,216	$ 500,000